Operating expenses (Tables)	12 Months Ended
Jun. 30, 2018
Operating expenses
Schedule of operating expenses

	2018 £'000	2017 £'000	2016 £'000
Employee benefit expense (note 7)	(295,935)	(263,464)	(232,242)
Operating lease costs	(1,785)	(2,316)	(2,392)
Auditors' remuneration: audit of parent company and consolidated financial statements	(28)	(27)	(26)
Auditors' remuneration: audit of the Company's subsidiaries	(472)	(476)	(436)
Auditors' remuneration: tax compliance services	(212)	(392)	(690)
Auditors' remuneration: other services	(184)	(456)	(143)
Foreign exchange (losses)/gains	(994)	(2,646)	7,760
Gain/(loss) on disposal of property, plant and equipment	81	(43)	(126)
Depreciation—property, plant and equipment (note 13)	(10,625)	(10,106)	(9,967)
Depreciation—investment property (note 14)	(130)	(122)	(112)
Amortization (note 15)	(138,380)	(124,434)	(88,009)
Sponsorship, other commercial and broadcasting costs	(25,907)	(28,491)	(21,043)
External matchday costs	(24,193)	(26,892)	(22,244)
Property costs	(21,620)	(19,329)	(19,180)
Other operating expenses (individually less than £10,000,000)	(41,705)	(36,874)	(32,724)
Exceptional items (note 6)	(1,917)	4,753	(15,135)

	(564,006)	(511,315)	(436,709)